Fair value of financial instruments	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Fair value of financial instruments	Fair value of financial instruments
Accounting for financial assets and liabilities – fair values
Financial instruments that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling. Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.
All financial instruments are initially recognised at fair value on the date of initial recognition (including transaction costs, other than financial instruments held at fair value through profit or loss) and depending on the subsequent classification of the financial asset or liability, may continue to be held at fair value either through profit or loss or other comprehensive income. The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
Wherever possible, fair value is determined by reference to a quoted market price for that instrument. For many of the Barclays Bank Group’s financial assets and liabilities, especially derivatives, quoted prices are not available and valuation models are used to estimate fair value. The models calculate the expected cash flows under the terms of each specific contract and then discount these values back to a present value. These models use as their basis independently sourced market inputs including, for example, interest rate yield curves, equities and commodities prices, option volatilities and currency rates.
For financial liabilities measured at fair value, the carrying amount reflects the effect on fair value of changes in own credit spreads derived from observable market data such as in primary issuance and redemption activity for structured notes.
On initial recognition, it is presumed that the transaction price is the fair value unless there is observable information available in an active market to the contrary. The best evidence of an instrument’s fair value on initial recognition is typically the transaction price. However, if fair value can be evidenced by comparison with other observable current market transactions in the same instrument, or is based on a valuation technique whose inputs include only data from observable markets, then the instrument should be recognised at the fair value derived from such observable market data.
For valuations that have made use of unobservable inputs, the difference between the model valuation and the initial transaction price (Day One profit) is recognised in profit or loss either: on a straight-line basis over the term of the transaction; or over the period until all model inputs will become observable where appropriate; or released in full when previously unobservable inputs become observable.
Various factors influence the availability of observable inputs and these may vary from product to product and change over time. Factors include the depth of activity in the relevant market, the type of product, whether the product is new and not widely traded in the marketplace, the maturity of market modelling and the nature of the transaction (bespoke or generic). To the extent that valuation is based on models or inputs that are not observable in the market, the determination of fair value can be more subjective, dependent on the significance of the unobservable input to the overall valuation. Unobservable inputs are determined based on the best information available, for example by reference to similar assets, similar maturities or other analytical techniques.
The sensitivity of valuations used in the financial statements to possible changes in significant unobservable inputs is shown on page 151.
Critical accounting estimates and judgements
The valuation of financial instruments often involves a significant degree of judgement and complexity, in particular where valuation models make use of unobservable inputs (‘Level 3’ assets and liabilities). This note provides information on these instruments, including the related unrealised gains and losses recognised in the period, a description of significant valuation techniques and unobservable inputs, and a sensitivity analysis.
Valuation
IFRS 13 Fair value measurement requires an entity to classify its assets and liabilities according to a hierarchy that reflects the observability of significant market inputs. The three levels of the fair value hierarchy are defined below.
Quoted market prices – Level 1
Assets and liabilities are classified as Level 1 if their value is observable in an active market. Such instruments are valued by reference to unadjusted quoted prices for identical assets or liabilities in active markets where the quoted price is readily available, and the price represents actual and regularly occurring market transactions. An active market is one in which transactions occur with sufficient volume and frequency to provide pricing information on an ongoing basis.
Valuation technique using observable inputs – Level 2
Assets and liabilities classified as Level 2 have been valued using models whose inputs are observable either directly or indirectly. Valuations based on observable inputs include assets and liabilities such as swaps and forwards which are valued using market standard pricing techniques, and options that are commonly traded in markets where all the inputs to the market standard pricing models are observable.
Valuation technique using significant unobservable inputs – Level 3
Assets and liabilities are classified as Level 3 if their valuation incorporates significant inputs that are not based on observable market data (unobservable inputs). A valuation input is considered observable if it can be directly observed from transactions in an active market, or if there is compelling external evidence demonstrating an executable exit price. Unobservable input levels are generally determined via reference to observable inputs, historical observations or using other analytical techniques.
The following table shows Barclays Bank Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

Assets and liabilities held at fair value
	2021				2020
	Valuation technique using				Valuation technique using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	80,836	63,754	2,281	146,871	60,619	65,182	1,863	127,664
Financial assets at fair value through the income statement	4,953	177,194	6,079	188,226	4,439	162,930	4,392	171,761
Derivative financial assets	6,150	252,131	4,010	262,291	9,154	289,071	4,468	302,693
Financial assets at fair value through other comprehensive income	16,070	29,800	38	45,908	12,150	39,599	153	51,902
Investment property	—	—	7	7	—	—	10	10
Total assets	108,009	522,879	12,415	643,303	86,362	556,782	10,886	654,030

Trading portfolio liabilities	(26,701)	(26,563)	(27)	(53,291)	(23,331)	(22,780)	(28)	(46,139)
Financial liabilities designated at fair value	(174)	(250,553)	(404)	(251,131)	(159)	(249,126)	(341)	(249,626)
Derivative financial liabilities	(6,571)	(243,893)	(6,059)	(256,523)	(8,762)	(285,579)	(6,239)	(300,580)
Total liabilities	(33,446)	(521,009)	(6,490)	(560,945)	(32,252)	(557,485)	(6,608)	(596,345)
The following table shows Barclays Bank Group’s Level 3 assets and liabilities that are held at fair value disaggregated by product type:

Level 3 Assets and liabilities held at fair value by product type
	2021		2020
	Assets	Liabilities	Assets	Liabilities
Barclays Bank Group	£m	£m	£m	£m
Interest rate derivatives	1,091	(1,351)	1,613	(1,615)
Foreign exchange derivatives	376	(374)	144	(143)
Credit derivatives	323	(709)	196	(351)
Equity derivatives	2,220	(3,625)	2,497	(4,112)
Corporate debt	1,205	(21)	698	(3)
Reverse repurchase and repurchase agreements	13	(172)	—	(174)
Non-asset backed loans	3,743	—	3,093	—
Asset backed securities	558	—	767	(24)
Equity cash products	393	—	542	—
Private equity investments	148	—	84	—
Other[a]	2,345	(238)	1,252	(186)
Total	12,415	(6,490)	10,886	(6,608)
Note
aOther includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, government sponsored debt, commodity derivatives and investment property.
Valuation techniques and sensitivity analysis
Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of nature of the valuation techniques used, as well as availability and reliability of observable proxy and historical data and impact of using alternative models.
Sensitivities are dynamically calculated on a monthly basis. The calculation is based on range or spread data of a reliable reference source or a scenario based on relevant market analysis alongside the impact of using alternative models. Sensitivities are calculated without reflecting the impact of any diversification in the portfolio.
The valuation techniques used, observability and sensitivity analysis for material products within Level 3, are described below.
Interest rate derivatives
Description: Derivatives linked to interest rates or inflation indices. The category includes futures, interest rate and inflation swaps, swaptions, caps, floors, inflation options, balance guaranteed swaps and other exotic interest rate derivatives.
Valuation: Interest rate and inflation derivatives are generally valued using curves of forward rates constructed from market data to project and discount the expected future cash flows of trades. Instruments with optionality are valued using volatilities implied from market inputs, and use industry standard or bespoke models depending on the product type.
Observability: In general, inputs are considered observable up to liquid maturities which are determined separately for each input and underlying. Unobservable inputs are generally set by referencing liquid market instruments and applying extrapolation techniques or inferred via another reasonable method.
Foreign exchange derivatives
Description: Derivatives linked to the foreign exchange (FX) market. The category includes FX forward contracts, FX swaps and FX options. The majority are traded as over the counter (OTC) derivatives.
Valuation: FX derivatives are valued using industry standard and bespoke models depending on the product type. Valuation inputs include FX rates, interest rates, FX volatilities, interest rate volatilities, FX interest rate correlations and others as appropriate.
Observability: FX correlations, forwards and volatilities are generally observable up to liquid maturities which are determined separately for each input and underlying. Unobservable inputs are set by referencing liquid market instruments and applying extrapolation techniques, or inferred via another reasonable method.
Credit derivatives
Description: Derivatives linked to the credit spread of a referenced entity, index or basket of referenced entities or a pool of referenced assets (e.g. a securitised product). The category includes single name and index credit default swaps (CDS) and total return swaps (TRS).
Valuation: CDS are valued on industry standard models using curves of credit spreads as the principal input. Credit spreads are observed directly from broker data, third party vendors or priced to proxies.
Observability: CDS contracts referencing entities that are actively traded are generally considered observable. Other valuation inputs are considered observable if products with significant sensitivity to the inputs are actively traded in a liquid market. Unobservable valuation inputs are generally determined with reference to recent transactions or inferred from observable trades of the same issuer or similar entities.
Equity derivatives
Description: Exchange traded or OTC derivatives linked to equity indices and single names. The category includes vanilla and exotic equity products.
Valuation: Equity derivatives are valued using industry standard models. Valuation inputs include stock prices, dividends, volatilities, interest rates, equity repurchase curves and, for multi-asset products, correlations.
Observability: In general, valuation inputs are observable up to liquid maturities which are determined separately for each input and underlying. Unobservable inputs are set by referencing liquid market instruments and applying extrapolation techniques, or inferred via another reasonable method.
Corporate debt
Description: Primarily corporate bonds.
Valuation: Corporate bonds are valued using observable market prices sourced from broker quotes, inter-dealer prices or other reliable pricing sources.
Observability: Prices for actively traded bonds are considered observable. Unobservable bonds prices are generally determined by reference to bond yields or CDS spreads for actively traded instruments issued by or referencing the same (or a similar) issuer.
Reverse repurchase and repurchase agreements
Description: Includes securities purchased under resale agreements, securities sold under repurchase agreements, and other similar secured lending agreements. The agreements are primarily short-term in nature.
Valuation: Repurchase and reverse repurchase agreements are generally valued by discounting the expected future cash flows using industry standard models that incorporate market interest rates and repurchase rates, based on the specific details of the transaction.
Observability: Inputs are deemed observable up to liquid maturities, and are determined based on the specific features of the transaction. Unobservable inputs are generally set by referencing liquid market instruments and applying extrapolation techniques, or inferred via another reasonable method.
Non-asset backed loans
Description: Largely made up of fixed rate loans.
Valuation: Fixed rate loans are valued using models that discount expected future cash flows based on interest rates and loan spreads.
Observability: Within this loan population, the loan spread is generally unobservable. Unobservable loan spreads are determined by incorporating funding costs, the level of comparable assets such as gilts, issuer credit quality and other factors.
Asset backed securities
Description: Securities that are linked to the cash flows of a pool of referenced assets via securitisation. The category includes residential mortgage backed securities, commercial mortgage backed securities, CDOs, collateralised loan obligations (CLOs) and other asset backed securities.
Valuation: Where available, valuations are based on observable market prices sourced from broker quotes and inter-dealer prices. Otherwise, valuations are determined using industry standard discounted cash flow analysis that calculates the fair value based on valuation inputs such as constant default rate, conditional prepayment rate, loss given default and yield. These inputs are determined by reference to a number of sources including proxying to observed transactions, market indices or market research, and by assessing underlying collateral performance.
Proxying to observed transactions, indices or research requires an assessment and comparison of the relevant securities’ underlying attributes including collateral, tranche, vintage, underlying asset composition (historical losses, borrower characteristics and loan attributes such as loan to value ratio and geographic concentration) and credit ratings (original and current).
Observability: Where an asset backed product does not have an observable market price and the valuation is determined using a discounted cash flow analysis, the instrument is considered unobservable.
Equity cash products
Description: Includes listed equities, Exchange Traded Funds (ETF) and preference shares.
Valuation: Valuation of equity cash products is primarily determined through market observable prices.
Observability: Prices for actively traded equity cash products are considered observable. Unobservable equity prices are generally determined by reference to actively traded instruments that are similar in nature, or inferred via another reasonable method.
Private equity investments
Description: Includes investments in equity holdings in operating companies not quoted on a public exchange.
Valuation: Private equity investments are valued in accordance with the ‘International Private Equity and Venture Capital Valuation Guidelines’ which require the use of a number of individual pricing benchmarks such as the prices of recent transactions in the same or similar entities, discounted cash flow analysis and comparison with the earnings multiples of listed companies. While the valuation of unquoted equity instruments is subjective by nature, the relevant methodologies are commonly applied by other market participants and have been consistently applied over time.
Observability: Inputs are considered observable if there is active trading in a liquid market of products with significant sensitivity to the inputs. Unobservable inputs include earnings estimates, multiples of comparative companies, marketability discounts and discount rates.
Other
Description: Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, issued debt, Government sponsored debt, commodity derivatives and investment property.
Assets and liabilities reclassified between Level 1 and Level 2
During the year, there were no material transfers between Level 1 to Level 2. (2020: there were no material transfers between Level 1 and Level 2).
Level 3 movement analysis
The following table summarises the movements in the Level 3 balances during the year. Transfers have been reflected as if they had taken place at the beginning of the year.
Assets and liabilities included in disposal groups classified as held for sale and measured at fair value less cost to sell are not included as these are measured at fair value on a non-recurring basis.
Asset and liability transfers between Level 2 and Level 3 are primarily due to 1) an increase or decrease in observable market activity related to an input or 2) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2021					Total gains and (losses) in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2021
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	151	310	(123)	—	(12)	38	—	—	41	(16)	389
Non-asset backed loans	709	1,580	(1,409)	—	(85)	(1)	—	—	45	(81)	758
Asset backed securities	686	209	(370)	—	—	(69)	—	—	114	(116)	454
Equity cash products	214	45	(53)	—	4	23	—	—	80	(10)	303
Other	103	117	(2)	—	(61)	(3)	—	—	248	(25)	377
Trading portfolio assets	1,863	2,261	(1,957)	—	(154)	(12)	—	—	528	(248)	2,281

Non-asset backed loans	2,280	1,379	(306)	—	(248)	(59)	(174)	—	113	—	2,985
Equity cash products	320	3	(247)	—	—	—	7	—	1	—	84
Private equity investments	88	68	(7)	—	(8)	—	10	—	35	(38)	148
Other	1,704	11,253	(9,981)	—	(184)	2	21	—	48	(1)	2,862
Financial assets at fair value through the income statement	4,392	12,703	(10,541)	—	(440)	(57)	(136)	—	197	(39)	6,079

Non-asset backed loans	106	—	—	—	—	—	—	—	—	(106)	—
Asset backed securities	47	—	—	—	(7)	—	—	(2)	—	—	38
Financial assets at fair value through other comprehensive income	153	—	—	—	(7)	—	—	(2)	—	(106)	38

Investment property	10	—	(2)	—	—	—	(1)	—	—	—	7

Trading portfolio liabilities	(28)	(5)	23	—	—	(6)	—	—	(12)	1	(27)

Financial liabilities designated at fair value	(341)	(4)	—	(101)	66	21	—	—	(68)	23	(404)

Interest rate derivatives	(2)	20	—	—	105	(255)	—	—	90	(218)	(260)
Foreign exchange derivatives	1	—	—	—	40	(2)	—	—	10	(47)	2
Credit derivatives	(155)	(239)	9	—	(45)	34	—	—	10	—	(386)
Equity derivatives	(1,615)	90	(1)	—	(15)	(3)	—	—	(3)	142	(1,405)
Net derivative financial instruments[a]	(1,771)	(129)	8	—	85	(226)	—	—	107	(123)	(2,049)

Total	4,278	14,826	(12,469)	(101)	(450)	(280)	(137)	(2)	752	(492)	5,925

Analysis of movements in Level 3 assets and liabilities

	As at 1 January 2020					Total gains and losses in the period recognised in the income statement		Total gains or losses recognised in OCI	Transfers		As at 31 December 2020
		Purchases	Sales	Issues	Settlements	Trading income	Other income		In	Out
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Corporate debt	120	77	(6)	—	—	(35)	—	—	12	(17)	151
Non-asset backed loans	974	1,955	(2,182)	—	(12)	(10)	—	—	39	(55)	709
Asset backed securities	656	458	(428)	—	(40)	(25)	—	—	99	(34)	686
Equity cash products	392	5	(149)	—	—	(41)	—	—	11	(4)	214
Other	122	—	—	—	—	(21)	—	—	2	—	103
Trading portfolio assets	2,264	2,495	(2,765)	—	(52)	(132)	—	—	163	(110)	1,863

Non-asset backed loans	1,964	1,102	(283)	—	(293)	142	—	—	—	(352)	2,280
Equity cash products	835	9	(404)	—	—	(93)	(36)	—	9	—	320
Private equity investments	113	2	(20)	—	(1)	—	(9)	—	15	(12)	88
Other	1,250	3,716	(3,606)	—	(26)	32	(48)	—	386	—	1,704
Financial assets at fair value through the income statement	4,162	4,829	(4,313)	—	(320)	81	(93)	—	410	(364)	4,392

Non-asset backed loans	343	—	—	—	(237)	—	—	—	—	—	106
Asset backed securities	86	—	(35)	—	—	—	—	(4)	—	—	47
Financial assets at fair value through other comprehensive income	429	—	(35)	—	(237)	—	—	(4)	—	—	153

Investment property	13	—	(2)	—	—	—	(1)	—	—	—	10

Trading portfolio liabilities	—	(27)	—	—	—	(1)	—	—	—	—	(28)

Financial liabilities designated at fair value	(343)	—	1	(21)	1	21	—	—	(38)	38	(341)

Interest rate derivatives	(206)	17	(12)	—	85	109	—	—	(18)	23	(2)
Foreign exchange derivatives	(7)	—	—	—	21	(16)	—	—	(19)	22	1
Credit derivatives	198	(125)	24	—	(371)	24	—	—	(21)	116	(155)
Equity derivatives	(820)	(699)	(43)	—	105	(101)	—	—	(13)	(44)	(1,615)
Net derivative financial instruments[a]	(835)	(807)	(31)	—	(160)	16	—	—	(71)	117	(1,771)

Total	5,690	6,490	(7,145)	(21)	(768)	(15)	(94)	(4)	464	(319)	4,278
Note
aThe derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets are £4,010m (2020: £4,468m) and derivative financial liabilities are £6,059m (2020: £6,239m).
The following tables disclose the unrealised gains and losses recognised in the year arising on Level 3 financial assets and liabilities held at year end.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end
	2021				2020
	Income statement		Other compre- hensive income		Income statement		Other compre- hensive income
Barclays Bank Group	Trading income	Other income		Total	Trading income	Other income		Total
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m
Trading portfolio assets	(67)	—	—	(67)	(114)	—	—	(114)
Financial assets at fair value through the income statement	(53)	22	—	(31)	115	(89)	—	26
Fair value through other comprehensive income	—	—	—	—	—	—	(1)	(1)
Investment property	—	—	—	—	—	(1)	—	(1)
Trading portfolio liabilities	(5)	—	—	(5)	—	—	—	—
Financial liabilities designated at fair value	16	(1)	—	15	20	(1)	—	19
Net derivative financial instruments	(196)	—	—	(196)	(91)	—	—	(91)
Total	(305)	21	—	(284)	(70)	(91)	(1)	(162)
Significant unobservable inputs
The following table discloses the valuation techniques and significant unobservable inputs for assets and liabilities recognised at fair value and classified as Level 3 along with the range of values used for those significant unobservable inputs:

	Valuation technique(s)[a]	Significant unobservable inputs	2021		2020
			Range		Range
Barclays Bank Group			Min	Max	Min	Max	Units[b]
Derivative financial instruments[c]
Interest rate derivatives	Discounted cash flows	Inflation forwards	—	3	1	3%
		Credit spread	9	1,848	17	1,831	bps
	Correlation Model	Inflation forwards	(20)	(13)	(20)	(13)%
	Comparable pricing	Price	—	38	—	84	points
	Option model	Inflation volatility	31	130	31	227	bps vol
		Interest rate volatility	5	600	6	489	bps vol
		FX - IR correlation	(20)	78	(30)	78%
		IR - IR correlation	(100)	99	(20)	99%
Credit derivatives	Discounted cash flows	Credit spread	2	2,925	5	480	bps
	Comparable pricing	Price	—	—	—	100	points
Equity derivatives	Option model	Equity volatility	2	108	1	110%
		Equity - equity correlation	10	100	(45)	100%
	Discounted cash flow	Discounted margin	(129)	93	(225)	3,000	bps
Foreign exchange derivatives	Option Model	Option Volatility	—	100	—	30	points
Non-derivative financial instruments
Non-asset backed loans	Discounted cash flows	Loan spread	31	811	32	477	bps
		Credit spread	200	300	200	300	bps
		Price	—	112	—	104	points
		Yield	3	10	5	8%
	Comparable pricing	Price	—	145	—	137	points
Asset backed securities	Comparable pricing	Price	—	120	—	112	points
Corporate debt	Comparable pricing	Price	—	284	—	127	points
	Discounted cash flows	Loan spread	229	854	—	—	bps
		Price	—	100	—	104	points
Commercial Real Estate loans	Discounted cash flows	Credit spread	68	543	146	483	bps
Equity cash products	Discounted cash flows	Discount margin	26	34	49	49	bps
Notes
aA range has not been provided for Net Asset Value as there would be a wide range reflecting the diverse nature of the positions.
bThe units used to disclose ranges for significant unobservable inputs are percentages, points and basis points. Points are a percentage of par; for example, 100 points equals 100% of par. A basis point equals 1/100th of 1%; for example, 150 basis points equals 1.5%.
cCertain derivative instruments are classified as Level 3 due to a significant unobservable credit spread input into the calculation of the Credit Valuation Adjustment for the instruments. The range of significant unobservable credit spreads is between 32bps- 1,848bps (2020: 17bps-1,831bps).
The following section describes the significant unobservable inputs identified in the table above, and the sensitivity of fair value measurement of the instruments categorised as Level 3 assets or liabilities to increases in significant unobservable inputs. Where sensitivities are described, the inverse relationship will also generally apply.
Where reliable interrelationships can be identified between significant unobservable inputs used in fair value measurement, a description of those interrelationships is included below.
Forwards
A price or rate that is applicable to a financial transaction that will take place in the future.
In general, a significant increase in a forward in isolation will result in a fair value increase for the contracted receiver of the underlying (currency, bond, commodity, etc.), but the sensitivity is dependent on the specific terms of the instrument.
Credit spread
Credit spreads typically represent the difference in yield between an instrument and a benchmark security or reference rate. Credit spreads reflect the additional yield that a market participant demands for taking on exposure to the credit risk of an instrument and form part of the yield used in a discounted cash flow calculation.
In general, a significant increase in credit spread in isolation will result in a movement in a fair value decrease for a cash asset.
For a derivative instrument, a significant increase in credit spread in isolation can result in a fair value increase or decrease depending on the specific terms of the instrument.
Volatility
Volatility is a measure of the variability or uncertainty in return for a given derivative underlying. It is an estimate of how much a particular underlying instrument input or index will change in value over time. In general, volatilities are implied from observed option prices. For unobservable options the implied volatility may reflect additional assumptions about the nature of the underlying risk, and the strike/maturity profile of a specific contract.
In general a significant increase in volatility in isolation will result in a fair value increase for the holder of a simple option, but the sensitivity is dependent on the specific terms of the instrument.
There may be interrelationships between unobservable volatilities and other unobservable inputs (e.g. when equity prices fall, implied equity volatilities generally rise) but these are generally specific to individual markets and may vary over time.
Correlation
Correlation is a measure of the relationship between the movements of two variables. Correlation can be a significant input into valuation of derivative contracts with more than one underlying instrument. Credit correlation generally refers to the correlation between default processes for the separate names that make up the reference pool of a CDO structure.
A significant increase in correlation in isolation can result in a fair value increase or decrease depending on the specific terms of the instrument.
Comparable price
Comparable instrument prices are used in valuation by calculating an implied yield (or spread over a liquid benchmark) from the price of a comparable observable instrument, then adjusting that yield (or spread) to account for relevant differences such as maturity or credit quality. Alternatively, a price-to-price basis can be assumed between the comparable and unobservable instruments in order to establish a value.
In general, a significant increase in comparable price in isolation will result in an increase in the price of the unobservable instrument. For derivatives, a change in the comparable price in isolation can result in a fair value increase or decrease depending on the specific terms of the instrument.
Loan spread
Loan spreads typically represent the difference in yield between an instrument and a benchmark security or reference rate. Loan spreads typically reflect credit quality, the level of comparable assets such as gilts and other factors, and form part of the yield used in a discounted cash flow calculation.
The ESHLA portfolio primarily consists of long-dated fixed rate loans extended to counterparties in the UK Education, Social Housing and Local Authority sectors. The loans are categorised as Level 3 in the fair value hierarchy due to their illiquid nature and the significance of unobservable loan spreads to the valuation. Valuation uncertainty arises from the long-dated nature of the portfolio, the lack of secondary market in the loans and the lack of observable loan spreads. The majority of ESHLA loans are to borrowers in heavily regulated sectors that are considered extremely low credit risk, and have a history of near zero defaults since inception. While the overall loan spread range is from 31bps to 601bps (2020: 32bps to 477bps), the vast majority of spreads are concentrated towards the bottom end of this range, with 99% (2020: 98%) of the loan notional being valued with spreads less than 200bps consistently for both years.
In general, a significant increase in loan spreads in isolation will result in a fair value decrease for a loan.

Sensitivity analysis of valuations using unobservable inputs
	2021				2020
	Favourable changes		Unfavourable changes		Favourable changes		Unfavourable changes

	Income statement	Equity	Income statement	Equity	Income statement	Equity	Income statement	Equity
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate derivatives	51	—	(79)	—	82	—	(123)	—
Foreign exchange derivatives	20	—	(28)	—	6	—	(11)	—
Credit derivatives	112	—	(103)	—	55	—	(44)	—
Equity derivatives	181	—	(190)	—	174	—	(179)	—
Corporate debt	38	—	(28)	—	16	—	(14)	—
Non asset backed loans	99	—	(150)	—	104	3	(190)	(3)
Equity cash products	25	—	(42)	—	158	—	(141)	—
Private equity investments	10	—	(11)	—	15	—	(15)	—
Other[a]	19	—	(20)	—	23	—	(23)	—
Total	555	—	(651)	—	633	3	(740)	(3)
Note
aOther includes commercial real estate loans, asset backed loans, funds and fund-linked products, issued debt, government sponsored debt, commodity derivatives and investment property.
The effect of stressing unobservable inputs to a range of reasonably possible alternatives, alongside considering the impact of using alternative models, would be to increase fair values by up to £555m (2020: £636m) or to decrease fair values by up to £651m (2020: £743m) with substantially all the potential effect impacting profit and loss rather than reserves.
Fair value adjustments
Key balance sheet valuation adjustments are quantified below:

	2021	2020
Barclays Bank Group	£m	£m
Exit price adjustments derived from market bid-offer spreads	(498)	(483)
Uncollateralised derivative funding	(127)	(115)
Derivative credit valuation adjustments	(212)	(268)
Derivative debit valuation adjustments	91	113
Exit price adjustments derived from market bid-offer spreads
Barclays Bank Group uses mid-market pricing where it is a market maker and has the ability to transact at, or better than, mid price (which is the case for certain equity, bond and vanilla derivative markets). For other financial assets and liabilities, bid-offer adjustments are recorded to reflect the exit level for the expected close out strategy. The methodology for determining the bid-offer adjustment for a derivative portfolio involves calculating the net risk exposure by offsetting long and short positions by strike and term in accordance with the risk management and hedging strategy.
Bid-offer levels are generally derived from market quotes such as broker data. Less liquid instruments may not have a directly observable bid-offer level. In such instances, an exit price adjustment may be derived from an observable bid-offer level for a comparable liquid instrument, or determined by calibrating to derivative prices, or by scenario or historical analysis.
Exit price adjustments derived from market bid-offer spreads have increased by £15m to £498m.
Discounting approaches for derivative instruments
Collateralised
In line with market practice, the methodology for discounting collateralised derivatives takes into account the nature and currency of the collateral that can be posted within the relevant credit support annex (CSA). The CSA aware discounting approach recognises the ‘cheapest to deliver’ option that reflects the ability of the party posting collateral to change the currency of the collateral.
Uncollateralised
A fair value adjustment of £127m is applied to account for the impact of incorporating the cost of funding into the valuation of uncollateralised and partially collateralised derivative portfolios and collateralised derivatives where the terms of the agreement do not allow the rehypothecation of collateral received. This adjustment is referred to as the Funding Fair Value Adjustment (FFVA). FFVA has increased by £12m to £127m as a result of underlying moves in the exposure profile of the derivative portfolio in scope.
Derivative credit and debit valuation adjustments
CVA and DVA are incorporated into derivative valuations to reflect the impact on fair value of counterparty credit risk and Barclays Bank Group’s own credit quality respectively. These adjustments are calculated for uncollateralised and partially collateralised derivatives across all asset classes. CVA and DVA are calculated using estimates of exposure at default, probability of default and recovery rates, at a counterparty level. Counterparties include (but are not limited to) corporates, sovereigns and sovereign agencies and supranationals.
Exposure at default is generally estimated through the simulation of underlying risk factors through approximating with a more vanilla structure, or by using current or scenario-based mark to market as an estimate of future exposure.
Probability of default and recovery rate information is generally sourced from the CDS markets. Where this information is not available, or considered unreliable, alternative approaches are taken based on mapping internal counterparty ratings onto historical or market-based default and recovery information.
CVA decreased by £56m to £212m as a result of tightening input counterparty credit spreads. DVA decreased by £22m to £91m, as a result of tightening input own credit spreads.
Correlation between counterparty credit and underlying derivative risk factors, termed ‘wrong-way,’ or ‘right-way’ risk, is not systematically incorporated into the CVA calculation but is adjusted where the underlying exposure is directly related to the counterparty.
Barclays Bank Group continues to monitor market practices and activity to ensure the approach to uncollateralised derivative valuation remains appropriate.
Portfolio exemptions
Barclays Bank Group uses the portfolio exemption in IFRS 13 Fair Value Measurement to measure the fair value of groups of financial assets and liabilities. Instruments are measured using the price that would be received to sell a net long position (i.e. an asset) for a particular risk exposure or to transfer a net short position (i.e. a liability) for a particular risk exposure in an orderly transaction between market participants at the balance sheet date under current market conditions. Accordingly, Barclays Bank Group measures the fair value of the group of financial assets and liabilities consistently with how market participants would price the net risk exposure at the measurement date.
Unrecognised gains as a result of the use of valuation models using unobservable inputs
The amount that has yet to be recognised in income that relates to the difference between the transaction price (the fair value at initial recognition) and the amount that would have arisen had valuation models using unobservable inputs been used on initial recognition, less amounts subsequently recognised, is £122m (2020: £103m) for financial instruments measured at fair value and £28m (2020: £30m) for financial instruments carried at amortised cost. The increase in financial instruments measured at fair value of £19m (2020: £3m increase) was driven by additions of £59m (2020: £26m) and £40m (2020: £23m) of amortisation and releases. The decrease of £2m (2020: £1m) in financial instruments carried at amortised cost was driven by £2m (2020: £2m) of amortisation and releases offset by additions of £nil (2020: £1m).
Third party credit enhancements
Structured and brokered certificates of deposit issued by Barclays Bank Group are insured up to $250,000 per depositor by the Federal Deposit Insurance Corporation (FDIC) in the US. The FDIC is funded by premiums that Barclays Bank Group and other banks pay for deposit insurance coverage.
The carrying value of these issued certificates of deposit that are designated under the IFRS 9 fair value option includes this third party credit enhancement. The on-balance sheet value of these brokered certificates of deposit amounted to £790m (2020: £1,494m).
Comparison of carrying amounts and fair values
The following tables summarises the fair value of financial assets and liabilities measured at amortised cost on Barclays Bank Group’s and Barclays Bank PLC's balance sheet:

Barclays Bank Group	2021					2020

	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
As at 31 December	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Loans and advances at amortised cost	145,259	145,665	15,406	63,948	66,311	134,267	134,537	8,824	65,267	60,446
Reverse repurchase agreements and other similar secured lending	3,177	3,177	—	3,177	—	8,981	8,981	—	8,981	—

Financial liabilities
Deposits at amortised cost	(262,828)	(262,843)	(180,829)	(82,014)	—	(244,696)	(244,738)	(165,909)	(78,769)	(60)
Repurchase agreements and other similar secured borrowing	(12,769)	(12,776)	—	(12,776)	—	(10,443)	(10,443)	—	(10,443)	—
Debt securities in issue	(48,388)	(48,350)	—	(46,201)	(2,149)	(29,423)	(29,486)	—	(27,630)	(1,856)
Subordinated liabilities	(32,185)	(33,598)	—	(33,598)	—	(32,005)	(33,356)	—	(33,356)	—
The fair value is an estimate of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As a wide range of valuation techniques are available, it may not be appropriate to directly compare this fair value information to independent market sources or other financial institutions. Different valuation methodologies and assumptions can have a significant impact on fair values which are based on unobservable inputs.
Financial assets
The carrying value of financial assets held at amortised cost (including loans and advances to banks and customers, and other lending such as reverse repurchase agreements and cash collateral on securities borrowed) is determined in accordance with the relevant accounting policy in Note 18.
Loans and advances at amortised cost
The fair value of loans and advances, for the purpose of this disclosure, is derived from discounting expected cash flows in a way that reflects the current market price for lending to issuers of similar credit quality. Where market data or credit information on the underlying borrowers is unavailable, a number of proxy/extrapolation techniques are employed to determine the appropriate discount rates.
Reverse repurchase agreements and other similar secured lending
The fair value of reverse repurchase agreements approximates carrying amount as these balances are generally short dated and fully collateralised.
Financial liabilities
The carrying value of financial liabilities held at amortised cost (including customer accounts, other deposits, repurchase agreements and cash collateral on securities lent, debt securities in issue and subordinated liabilities) is determined in accordance with the accounting policy in Note 1.
Deposits at amortised cost
In many cases, the fair value disclosed approximates carrying value because the instruments are short term in nature or have interest rates that reprice frequently, such as customer accounts and other deposits and short-term debt securities.
The fair value for deposits with longer-term maturities, mainly time deposits, are estimated using discounted cash flows applying either market rates or current rates for deposits of similar remaining maturities. Consequently the fair value discount is minimal.
Repurchase agreements and other similar secured borrowing
The fair value of repurchase agreements approximates carrying amounts as these balances are generally short dated.
Debt securities in issue
Fair values of other debt securities in issue are based on quoted prices where available, or where the instruments are short dated, carrying amount approximates fair value.
Subordinated liabilities
Fair values for dated and undated convertible and non-convertible loan capital are based on quoted market rates for the issuer concerned or issuers with similar terms and conditions.